11. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information Tables
Schedule of segment information
	Ace Marketing & Promotions, Inc.	Mobiquity Networks Inc.	Total
Net sales	$2,821,782	68,870	$2,890,652
Operating (loss)	(2,139,569)	(1,573,341)	(3,712,910)
Interest income	436	–	436
Interest (expense)	(62,689)	–	(62,689)
Beneficial Conversion Feature	(120,254)	–	(120,254)
Loss on abandonment of fixed assets	(4,819)	–	(4,819)
Depreciation and amortization	(51,006)	(182,819)	(233,825)
Net Loss	(2,377,901)	(1,756,160)	(4,134,061)
Total assets at December 31, 2012	1,265,793	580,377	1,846,170